Valuation Techniques and Unobservable Inputs Applied to Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Real estate owned, net
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Estimated Fair Value, Assets		$ 75
Real estate owned, net | Discontinued Operations
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Valuation Technique		Market approach
Estimated Fair Value, Assets		$ 75
Marketability discount		20.00%
Marketability discount, weighted average		20.00%
Estimated selling costs		8.00%
Estimated selling costs, weighted average		8.00%
Significant Unobservable Inputs (Level 3) | Real estate owned, net
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Estimated Fair Value, Assets		$ 75
Significant Unobservable Inputs (Level 3) | Common stock warrant liability
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Estimated Fair Value, Liabilities	$ 5,600	$ 9,300
Valuation Technique	Monte Carlo Simulation	Lattice option pricing model
Exercise multiple	2.80%	2.80%
Volatility	52.00%	55.00%
Equity Raise Probability	25.00%
Issue Price Discount To Fair Value	15.00%
Exercise multiple, weighted average	2.80%	2.80%
Volatility, weighted average	52.00%	55.00%
Expected term, weighted average	5 years 9 months 18 days	4 years 2 months 12 days
Equity Raise Probability Average	25.00%
Issue Price Discount To Fair Value Average	15.00%
Significant Unobservable Inputs (Level 3) | Common stock warrant liability | Minimum
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term	5 years 9 months 18 days	4 years 1 month 6 days
Significant Unobservable Inputs (Level 3) | Common stock warrant liability | Maximum
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Expected term	5 years 9 months 18 days	4 years 2 months 12 days